FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:               December 31, 2006

Check here if Amendment [  ]:  Amendment Number:
This Amendment (check only one):  [  ] is a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:           Batterymarch Financial Management, Inc.
                200 Clarendon Street
                Boston, MA  02116

13F File Number:  28-0377

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this firm.

Name:    Francis X. Tracy
Title:   President, CFO, Treasurer & Secretary
Phone:   617-266-8300
Signature                       Place                   Date of Signing



_________________________________________________________________________
/s/Francis X. Tracy            Boston, MA                   February 14, 2007

Report Type (check only one)

[   ]   13F HOLDINGS REPORT

[ x ]   13F NOTICE

[   ]   13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700         Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                FORM 13F SUMMARY PAGE

Report Summary:  N/A

Number of Other Included Managers:  N/A

Form 13F Information Table Entry Total:  N/A

Form 13F Information Table Value Total:  N/A

List of Other Included Managers:  N/A